November 17, 2008

DREYFUS PREMIER FAMILY OF FUNDS

Supplement to Current Prospectuses

Effective on or about December 1, 2008, each fund in the Dreyfus Premier Family of Funds that currently has the word “Premier” in the fund’s name will change its name by removing the word “Premier” from its name.

To ensure that changing the fund’s name has no impact on the manner in which financial representatives to fund shareholders conduct transactions in fund shares, certain funds also will re-classify their shares as shares of a series of a registered investment company (RIC) so as to retain the funds’ current CUSIP numbers. Accordingly, effective on or about December 1, 2008, these funds will change as follows:

Current Fund Name	New Fund Name and RIC Name

Dreyfus Premier California AMT-Free	Dreyfus California AMT-Free Municipal Bond Fund
Municipal Bond Fund, Inc.	a series of Dreyfus Premier California AMT-
Free Municipal Bond Fund, Inc.

Dreyfus Premier GNMA Fund, Inc.	Dreyfus GNMA Fund
a series of Dreyfus Premier GNMA Fund, Inc.

Dreyfus Premier Short-Intermediate	Dreyfus Short-Intermediate Municipal Bond Fund
Municipal Bond Fund	a series of Dreyfus Premier Short-Intermediate
Municipal Bond Fund

Dreyfus Premier Worldwide	Dreyfus Worldwide Growth Fund
Growth Fund, Inc.	a series of Dreyfus Premier Worldwide Growth
Fund, Inc.

In addition to removing the word “Premier” from the fund’s name, certain funds will further change their names, effective on or about December 1, 2008, as follows:

Current Fund Name and RIC Name (if applicable)	New Fund Name and RIC Name (if applicable)

Dreyfus Premier Growth and Income Fund	Dreyfus Capital Growth and Income Fund
a series of Dreyfus Premier Equity Funds, Inc.	a series of Dreyfus Premier Equity Funds, Inc.

Dreyfus Premier Municipal Bond Fund	Dreyfus Municipal Bond Opportunity Fund

(Continued on Reverse Side)

Finally, Dreyfus Premier State Municipal Bond Fund, in addition to removing the word “Premier”, will change the word “Fund” to “Funds” in its name, and will change the names of each of its series by adding the word “Dreyfus” and substituting the word “Fund” for “Series”. Accordingly, effective on or about December 1, 2008, the Connecticut Series will be known as Dreyfus Connecticut Fund, the Maryland Series will be known as Dreyfus Maryland Fund, the Massachusetts Series will be known as Dreyfus Massachusetts Fund, and so on.

The changes to the names of the funds in the Dreyfus Premier Family of Funds, as well as the other changes described above, will have no effect on fund shareholders or their fund accounts, other than to reflect the fund’s new name.

DRY-PFF-1108

November 17, 2008

DREYFUS PREMIER FAMILY OF FUNDS

SUPPLEMENT TO CURRENT STATEMENTS OF ADDITIONAL INFORMATION

Effective on or about December 1, 2008, each fund in the Dreyfus Premier Family of Funds that currently has the word "Premier" in the fund's name will change its name by removing the word "Premier" from its name.

To ensure that changing the fund's name has no impact on the manner in which financial representatives to fund shareholders conduct transactions in fund shares, certain funds also will re-classify their shares as shares of a series of a registered investment company (RIC) so as to retain the funds' current CUSIP numbers. Accordingly, effective on or about December 1, 2008, these funds will change as follows:

Current Fund Name	New Fund Name and RIC Name

Dreyfus Premier California AMT-Free Municipal Bond	Dreyfus California AMT-Free Municipal Bond Fund
Fund, Inc.	a series of Dreyfus Premier California AMT-Free
Municipal Bond Fund, Inc.

Dreyfus Premier GNMA Fund, Inc.	Dreyfus GNMA Fund
a series of Dreyfus Premier GNMA Fund, Inc.

Dreyfus Premier Short-Intermediate Municipal Bond Fund	Dreyfus Short-Intermediate Municipal Bond Fund
a series of Dreyfus Premier Short-Intermediate
Municipal Bond Fund

Dreyfus Premier Worldwide Growth Fund, Inc.	Dreyfus Worldwide Growth Fund
a series of Dreyfus Premier Worldwide Growth
Fund, Inc.

In addition to removing the word "Premier" from the fund's name, certain funds will further change their names, effective on or about December 1, 2008, as follows:

Current Fund Name and RIC Name (if applicable)	New Fund Name and RIC Name (if applicable)

Dreyfus Premier Growth and Income Fund	Dreyfus Capital Growth and Income Fund
a series of Dreyfus Premier Equity Funds, Inc.	a series of Dreyfus Premier Equity Funds, Inc.

Dreyfus Premier Municipal Bond Fund	Dreyfus Municipal Bond Opportunity Fund

Finally, Dreyfus Premier State Municipal Bond Fund, in addition to removing the word "Premier", will change the word "Fund" to "Funds" in its name, and will change the names of each of its series by adding the word "Dreyfus" and substituting the word "Fund" for "Series". Accordingly, effective on or about December 1, 2008, the Connecticut Series will be known as Dreyfus Connecticut Fund, the Maryland Series will be known as Dreyfus Maryland Fund, the Massachusetts Series will be known as Dreyfus Massachusetts Fund, and so on.

The changes to the names of the funds in the Dreyfus Premier Family of Funds, as well as the other changes described above, will have no effect on fund shareholders or their fund accounts, other than to reflect the fund's new name.